Portfolio Banking (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Interest Rate Reais [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in interest fixed rate
Interest Rate Reais [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (48,956)
Interest Rate Reais [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(1,673,128)
Interest Rate Reais [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (3,756,544)
TR And Long Term Interest Rate TJLP [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in Exchange of TR in TJLP
Portfolio Banking Risk Factor	R$ (6,413)
TR And Long Term Interest Rate TJLP [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(97,524)
TR And Long Term Interest Rate TJLP [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (145,711)
Inflation [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in coupon rates of price indexes
Inflation [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (34,286)
Inflation [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(455,628)
Inflation [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (838,652)
Coupon US Dollar [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon US Dollar rate
Coupon US Dollar [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (13,530)
Coupon US Dollar [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(60,291)
Coupon US Dollar [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (117,298)
Coupon Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon foreign currency rate
Coupon Other Currencies [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (3,891)
Coupon Other Currencies [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(7,770)
Coupon Other Currencies [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (15,642)
Interest Rate Markets International [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in interest rate negotiated roles in international market
Interest Rate Markets International [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (31,456)
Interest Rate Markets International [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(78,782)
Interest Rate Markets International [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (161,417)
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to Foreign Exchange
Foreign Currency [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ 560
Foreign Currency [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	13,995
Foreign Currency [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	27,989
Portfolio Banking Total [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(137,972)
Portfolio Banking Total [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(2,359,128)
Portfolio Banking Total [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (5,007,275)